Schedule of Segment Information (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
General and administrative costs	$ 51,450
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative costs		$ 167,031	$ 2,017,653
Interest earned on investments in Trust Account		283,921	5,420,400
Cash	322,830	1,368,608	322,830	$ 1,368,608
Investments in Trust Account	132,583,821	127,163,421	132,583,821	127,163,421
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 9,747,000	$ 335,000	9,747,000	335,000
Cost of revenue (excluding depreciation and amortization)			3,891,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)			18,269,000	1,745,000
Depreciation and amortization			10,536,000	2,534,000
Colocation lease cost			5,244,000	1,795,000
Total operating costs and expenses			$ 37,940,000	$ 8,004,000